Commitments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 USD ($)
Disclosure of commitments [line items]
Rental expenses for operating leases | $	$ 301	$ 87
Description of power purchase	The Carseland facility has a power co-generation agreement, expiring on December 31, 2026, for which the Company can purchase 60 megawatt-hours of power per hour.
Conda Phosphate operations [member]
Disclosure of commitments [line items]
Percentage of ammonia supplies	100.00%
Purchase of mono ammonium phosphate	100.00%
Estimated mono ammonium phosphate production | T	330,000
Profertil [member]
Disclosure of commitments [line items]
Percentage of gas requirements	100.00%
YPF S.A. [member]
Disclosure of commitments [line items]
Percentage of gas supplies	70.00%